Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2022	$17,289,464	$(1,640,905)	$15,648,559
Acquisitions, improvements, and other vessel costs	72,286,802	—	72,286,802
Vessel disposal	(9,215,299)	1,143,042	(8,072,257)
Depreciation	—	(2,837,410)	(2,837,410)
Balance December 31, 2023	$80,360,967	$(3,335,273)	$77,025,694
Improvements, and other vessel costs	50,489	—	50,489
Depreciation	—	(4,308,390)	(4,308,390)
Balance December 31, 2024	$80,411,456	$(7,643,663)	$72,767,793